Intangible assets and property, plant and equipment - PPE Activity - (Details) - EUR (€) € in Thousands		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2020	Dec. 31, 2019
Changes in intangible assets and goodwill
Beginning balance		€ 1,356
Ending balance		1,143	€ 1,356
Changes in property, plant and equipment
Balance, at beginning of the period		27,343
Balance, at end of the period		23,774	27,343
Systems
Changes in property, plant and equipment
Balance, at beginning of the period	€ 11,804	13,093	11,804
Balance, at end of the period			13,093
Services
Changes in property, plant and equipment
Balance, at beginning of the period	15,871	14,250	15,871
Balance, at end of the period			14,250
Gross carrying amount
Changes in intangible assets and goodwill
Beginning balance	2,215	2,458	2,215
Adjusted	2,215
Additions		158	242
Disposals		42
Revaluation			(536)
Transfer		0
FX		(2)	1
Ending balance		2,572	2,458
Changes in property, plant and equipment
Balance, at beginning of the period	42,140	41,119	42,140
Adjusted	45,641
Additions		954	3,353
Disposals		4,974	7,606
Transfers		0	(123)
FX		(945)	390
Balance, at end of the period		36,154	41,119
Depreciation and amortization
Changes in intangible assets and goodwill
Beginning balance	(795)	(1,102)	(795)
Additions		354	306
Disposals		(26)
FX		1	1
Ending balance		(1,429)	(1,102)
Changes in property, plant and equipment
Balance, at beginning of the period	(14,465)	(13,776)	(14,465)
Additions		3,088	3,905
Disposals		(4,180)	(4,619)
Transfers			(27)
FX		(304)	51
Balance, at end of the period		(12,380)	(13,776)
Property, plant and equipment apart from those under operating leases
Changes in property, plant and equipment
Balance, at beginning of the period		27,343
Balance, at end of the period			27,343
Property, plant and equipment apart from those under operating leases | Gross carrying amount
Changes in intangible assets and goodwill
Revaluation			(536)
Changes in property, plant and equipment
Balance, at beginning of the period	41,937	41,119	41,937
Adjusted	45,438
Additions			3,353
Disposals			7,565
Transfers			40
FX			389
Balance, at end of the period			41,119
Property, plant and equipment apart from those under operating leases | Depreciation and amortization
Changes in property, plant and equipment
Balance, at beginning of the period	(14,411)	(13,776)	(14,411)
Additions			3,901
Disposals			(4,601)
Transfers			13
FX			51
Balance, at end of the period			(13,776)
Property
Changes in property, plant and equipment
Balance, at beginning of the period		20,045
Balance, at end of the period		18,698	20,045
Property | Gross carrying amount
Changes in intangible assets and goodwill
Revaluation			(534)
Changes in property, plant and equipment
Balance, at beginning of the period	18,909	22,885	18,909
Adjusted	22,018
Additions		13	1,651
Disposals		65	369
FX		(370)	119
Balance, at end of the period		22,463	22,885
Property | Depreciation and amortization
Changes in property, plant and equipment
Balance, at beginning of the period	(1,824)	(2,840)	(1,824)
Additions		1,001	1,095
Disposals		(2)	(83)
FX		(74)	4
Balance, at end of the period		(3,765)	(2,840)
Machinery
Changes in property, plant and equipment
Balance, at beginning of the period		5,779
Balance, at end of the period		3,982	5,779
Machinery | Gross carrying amount
Changes in intangible assets and goodwill
Revaluation			(1)
Changes in property, plant and equipment
Balance, at beginning of the period	19,211	14,032	19,211
Adjusted	19,323
Additions		752	1,194
Disposals		4,595	6,769
Transfers			40
FX		(529)	245
Balance, at end of the period		9,660	14,032
Machinery | Depreciation and amortization
Changes in property, plant and equipment
Balance, at beginning of the period	(10,164)	(8,253)	(10,164)
Additions		1,551	2,198
Disposals		(3,921)	(4,162)
Transfers			13
FX		(205)	40
Balance, at end of the period		(5,678)	(8,253)
Other PPE
Changes in property, plant and equipment
Balance, at beginning of the period		1,459
Balance, at end of the period		1,039	1,459
Other PPE | Gross carrying amount
Changes in intangible assets and goodwill
Revaluation			(1)
Changes in property, plant and equipment
Balance, at beginning of the period	3,801	4,142	3,801
Adjusted	4,081
Additions		189	449
Disposals		314	411
FX		(41)	24
Balance, at end of the period		3,976	4,142
Other PPE | Depreciation and amortization
Changes in property, plant and equipment
Balance, at beginning of the period	(2,423)	(2,683)	(2,423)
Additions		536	608
Disposals		(257)	(356)
FX		(25)	8
Balance, at end of the period		(2,937)	(2,683)
Assets under construction and prepayments made
Changes in property, plant and equipment
Balance, at beginning of the period		60
Balance, at end of the period		55	60
Assets under construction and prepayments made | Gross carrying amount
Changes in property, plant and equipment
Balance, at beginning of the period	16	60	16
Adjusted	16
Additions			59
Disposals			16
FX		(5)	1
Balance, at end of the period		55	60
Leased assets | Gross carrying amount
Changes in property, plant and equipment
Balance, at beginning of the period	203		203
Adjusted	203
Disposals			41
Transfers			(163)
FX			1
Leased assets | Depreciation and amortization
Changes in property, plant and equipment
Balance, at beginning of the period	(54)		(54)
Additions			4
Disposals			(18)
Transfers			(40)
Application of IFRS 16 | Gross carrying amount
Changes in property, plant and equipment
Recognition of right-of-use asset	3,501
Application of IFRS 16 | Property, plant and equipment apart from those under operating leases | Gross carrying amount
Changes in property, plant and equipment
Recognition of right-of-use asset	3,501
Application of IFRS 16 | Property | Gross carrying amount
Changes in property, plant and equipment
Recognition of right-of-use asset	3,109
Application of IFRS 16 | Machinery | Gross carrying amount
Changes in property, plant and equipment
Recognition of right-of-use asset	112
Application of IFRS 16 | Other PPE | Gross carrying amount
Changes in property, plant and equipment
Recognition of right-of-use asset	280
Software
Changes in intangible assets and goodwill
Beginning balance		611
Ending balance		806	611
Software | Gross carrying amount
Changes in intangible assets and goodwill
Beginning balance	1,446	1,551	1,446
Additions		69	94
Disposals		26
Transfer		454	10
FX		(2)	1
Ending balance		2,046	1,551
Changes in property, plant and equipment
Adjusted	1,446
Software | Depreciation and amortization
Changes in intangible assets and goodwill
Beginning balance	(659)	(940)	(659)
Additions		327	280
Disposals		(26)
FX		1	1
Ending balance		(1,240)	(940)
Licenses
Changes in intangible assets and goodwill
Beginning balance		83
Ending balance		56	83
Licenses | Gross carrying amount
Changes in intangible assets and goodwill
Beginning balance	245	245	245
Ending balance		245	245
Changes in property, plant and equipment
Adjusted	245
Licenses | Depreciation and amortization
Changes in intangible assets and goodwill
Beginning balance	(136)	(162)	(136)
Additions		27	26
Ending balance		(189)	(162)
Prepayments made on intangible assets
Changes in intangible assets and goodwill
Beginning balance		662
Ending balance		281	662
Prepayments made on intangible assets | Gross carrying amount
Changes in intangible assets and goodwill
Beginning balance	524	662	524
Additions		89	148
Disposals		16
Transfer		(454)	(10)
Ending balance		€ 281	€ 662
Changes in property, plant and equipment
Adjusted	€ 524